Net Defined Benefit Liabilities - Summary of Principal Actuarial Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Discount rate	2.77%	2.76%	2.43%
Future salary increase	4.61%	4.51%	4.10%